Advisory Research MLP & Energy Income Fund
SUMMARY SECTION
Investment Objectives
The investment objective of the Advisory Research MLP & Energy Income Fund (the “Fund”) primarily is to seek current income and secondarily is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 22 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Advisory Research MLP & Energy Income Fund (USD $)	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	1.00%	[1]	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%		2.00%		2.00%
Wire fee	20.00		20.00		20.00
Overnight check delivery fee	15.00		15.00		15.00
Retirement account fees (annual maintenance fee)	15.00		15.00		15.00
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.

Annual Fund Operating Expenses
Annual Fund Operating Expenses Advisory Research MLP & Energy Income Fund		Class A Shares	Class C Shares	Class I Shares
Management fees		1.00%	1.00%	1.00%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none
Other expenses		0.19%	0.19%	0.19%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual fund operating expenses	[1][2]	1.45%	2.20%	1.20%
Recoupment of fees waived and/or expenses reimbursed	[1]	0.06%	0.06%	0.06%
Total annual fund operating expenses after recoupment of waived fees and/or reimbursed expenses	[1][2]	1.51%	2.26%	1.26%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until March 31, 2015, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.
[2]	The total annual fund operating expenses and total fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, because the table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Advisory Research MLP & Energy Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	694	988	1,303	2,194
Class C Shares	331	691	1,180	2,528
Class I Shares	127	384	660	1,448

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Advisory Research MLP & Energy Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	694	988	1,303	2,194
Class C Shares	228	691	1,180	2,528
Class I Shares	127	384	660	1,448

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2013, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its total assets in publicly traded equity and debt securities of master limited partnerships (“MLPs”) focused in the energy infrastructure sector, and in equity and debt securities of other companies focused in the energy infrastructure sector. Companies focused in the energy infrastructure include MLP parent companies and other MLP affiliates (together with MLPs, “MLP Entities”), which may invest their assets in varying degrees in MLPs. Some of these parent companies and other affiliates primarily own equity interests in MLPs, while others may jointly own assets with MLPs, and still others may only invest small portions of their assets in equity interests of MLPs. The Fund’s advisor, Advisory Research, Inc. (the “Advisor”) considers the energy infrastructure sector to be comprised of companies that engage in one or more aspects of exploration, production, gathering, processing, refining, transmission, marketing, storage and delivery of energy products such as natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal; oilfield services, including drilling, cementing and stimulations; the generation, transmission and distribution of electricity; water and wastewater treatment, distribution and disposal; or the generation, transportation and sale of alternative, non-fossil fuel based energy sources including, but not limited to, biodiesel, ethanol, biomass, geothermal, hydroelectric, nuclear, solar or wind energy. The Fund’s advisor considers a company to be focused in the energy infrastructure sector if at least 50% of the company’s assets are utilized in one or more of these activities. The Fund will also invest in MLP Entities and other companies operating in the natural resources sector, which includes companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies.

The Fund intends to limit its direct investment in MLP equity units to 25% of the Fund’s total assets. However, the Fund’s advisor will seek to invest the Fund’s remaining assets in such a way as to provide, in total, a high level of correlation with MLP equities. These other investments may include equity and debt securities of entities that own interests in MLPs or assets owned in common with MLPs. The Fund will also invest in securities of entities that operate in industries similar to MLPs, such as energy infrastructure, even though such entities have no direct affiliation with an MLP.

The Fund will purchase securities across the capital structure of MLP Entities, including equity and debt securities of MLPs and their affiliates. The Fund may invest in equity securities of MLP Entities and other issuers without regard for their market capitalizations.

The Fund’s advisor intends to allocate the Fund’s assets towards the mix of equity and debt securities it deems appropriate based upon its view of economic, market, and political conditions. As a result of this asset allocation the Fund’s portfolio may, at times, be significantly invested in either equity or debt securities, or both. The Fund will only purchase debt securities which, at the time of acquisition, are rated at least B3 by Moody’s or B- by Standard & Poor’s or are comparably rated by another statistical rating organization, or, if unrated, are determined by the Fund’s advisor to be of comparable credit quality. The Fund may invest in debt securities of any maturity. The Fund is classified as “non-diversified” under the Investment Company Act, which means that it may invest in the securities of relatively few issuers.

In certain market environments, the Fund may, but is not required to, use various hedging techniques, such as the buying and selling of options and futures contracts, to seek to mitigate one or more risks associated with investments in MLPs and energy infrastructure assets including market risk and interest rate risk, which, among other factors, could adversely affect market valuations of specific securities or certain sectors of the energy MLP and energy infrastructure market place, or the Fund’s overall portfolio.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

• Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Sector Concentration Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus may be more susceptible to negative events affecting those sectors.

• Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• MLP Units Risk. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

• General MLP Risk. MLPs historically have shown sensitivity to interest rate movements. In an increasing interest rate environment, MLPs may experience upward pressure on their yields in order to stay competitive with other interest rate sensitive securities. Also, a significant portion of the market value of an MLP may be based upon its current yield. Accordingly, the prices of MLP units may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

• Energy and Natural Resource Company Risk. Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following: supply and demand risk, depletion and exploration risk, marine transportation companies risk, regulatory risk, commodity pricing risk, weather risk, cash flow risk, affiliated party risk, catastrophe risk, acquisition risk, and natural resources sector risk.

• Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

• Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

• Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

• High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

• Tax Risk. The Fund has elected to be treated, and intends to qualify each year for treatment, as a “regulated investment company” under the U.S. Internal Revenue Code of 1986 (the “Code”). To maintain qualification for federal income tax purposes as a regulated investment company under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, as discussed in detail below under “Federal Income Tax Consequences.”

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments, which may lead to additional recapture income.

• Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include illiquidity risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

• Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

• Futures Risk. The Fund’s use of futures contracts (and related options) exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Leveraging Risk. Certain transactions, including the use of derivatives, may give rise to a form of leverage. To mitigate leveraging risk, the Fund’s custodian will segregate or identify liquid assets or otherwise cover the transactions that may give rise to such risk.

• Hedging Risk. It is not possible to hedge fully or perfectly against any risk. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. There can be no assurance that the Fund’s hedging strategies will be effective or that hedging transactions will be available to the Fund. The Fund is not required to engage in hedging transactions at any given time or from time to time, even under volatile market environment and the Fund may choose not to do so from time to time.

• Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

• Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

Class I Shares
Highest Calendar Quarter Return at NAV	16.15%	Quarter Ended 12/31/2011
Lowest Calendar Quarter Return at NAV	(8.26)%	Quarter Ended 9/30/2011

Average Annual Total Returns Advisory Research MLP & Energy Income Fund		1 Year	Since Inception	Inception Date
Class I Shares		19.29%	14.00%	Dec. 27, 2010
Class I Shares - Return After Taxes on Distributions	[1]	17.82%	13.01%	Dec. 27, 2010
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.33%	10.87%	Dec. 27, 2010
Class A Shares		12.39%	11.63%	May 18, 2011
Class C Shares		17.12%	13.15%	Apr. 02, 2012
Alerian MLP Index (does not reflect deduction for fees, expenses or taxes)		27.58%	15.66%	Dec. 27, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for other classes will vary from returns shown for Class I Shares.

Class A started on May 18, 2011. Class C started on April 2, 2012. Class I started on December 27, 2010. The performance figures for Class A and Class C include the performance for the Class I for the periods prior to the start date of each such Class. Class A and Class C impose higher expenses than that of Class I. For the index shown, the measurement period used in computing the returns for the “Since Inception” period begins on December 27, 2010.